OTHER NON-CURRENT LIABILITIES - THIRD PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER NON-CURRENT LIABILITIES - THIRD PARTIES
Warranty provision	$ 28,938	$ 21,313	$ 6,539
Nonrelated Party
OTHER NON-CURRENT LIABILITIES - THIRD PARTIES
Deposits from third parties	18,442	17,438
Conditional and refundable government grants (i)	77,624	76,019
Warranty provision	28,938	21,313
Total	$ 125,004	$ 114,770